SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Exchange Rates) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Revenue	$ 2,977	$ 5,977
White label solutions [Member]
Product Information [Line Items]
Revenue	0	1,844
Matchroom Mini-app solutions [Member]
Product Information [Line Items]
Revenue	$ 2,977	$ 4,133